iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  33 .2%
Bank of America Corp. ..................... 1,994,836 $ 106,125,275
Bank OZK ............................. 31,529 1,499,519
BOK Financial Corp. ....................... 6,912 898,145
Citigroup, Inc. ........................... 531,597 61,511,089
Citizens Financial Group, Inc. ................ 127,573 8,034,548
Comerica, Inc. ........................... 37,894 3,360,061
Commerce Bancshares, Inc. ................. 40,277 2,120,181
Cullen/Frost Bankers, Inc. ................... 19,725 2,718,500
East West Bancorp, Inc. .................... 40,419 4,625,550
Fifth Third Bancorp ....................... 198,451 9,966,209
First Citizens BancShares, Inc. , Class A .......... 2,986 6,179,736
First Financial Bankshares, Inc. ............... 37,098 1,180,458
First Horizon Corp. ........................ 146,194 3,580,291
FNB Corp. ............................. 111,683 1,960,037
Glacier Bancorp, Inc. ...................... 37,962 1,923,914
Home BancShares, Inc. .................... 57,582 1,664,120
Huntington Bancshares, Inc. ................. 603,029 10,540,947
JPMorgan Chase & Co. .................... 808,311 247,254,252
KeyCorp ............................... 273,478 5,885,247
M&T Bank Corp. ......................... 46,075 10,208,838
Pinnacle Financial Partners, Inc. ............... 44,534 4,234,738
PNC Financial Services Group, Inc. (The) ........ 116,864 26,095,731
Popular, Inc. ............................ 20,040 2,675,941
Prosperity Bancshares, Inc. .................. 29,636 2,045,180
Regions Financial Corp. .................... 263,723 7,516,105
SOUTHSTATE BANK CORP. ................. 30,212 3,091,594
Truist Financial Corp. ...................... 381,535 19,618,530
U.S. Bancorp ........................... 463,543 26,009,398
UMB Financial Corp. ...................... 20,778 2,641,715
United Bankshares, Inc. .................... 41,994 1,777,606
Valley National Bancorp .................... 144,280 1,797,729
Webster Financial Corp. .................... 47,373 3,115,722
Wells Fargo & Co. ........................ 931,850 84,323,106
Western Alliance Bancorp ................... 30,122 2,685,376
Wintrust Financial Corp. .................... 19,732 2,910,273
Zions Bancorp NA ........................ 43,570 2,610,279
684,385,940
a
Capital Markets  —  32 .1%
Affiliated Managers Group, Inc. ............... 8,730 2,733,276
Ameriprise Financial, Inc. ................... 27,587 14,543,591
Ares Management Corp. , Class A .............. 61,161 9,153,967
Bank of New York Mellon Corp. (The) ........... 207,928 24,934,726
BlackRock, Inc.
(a)
......................... 42,851 47,947,698
Blackstone, Inc. .......................... 219,189 31,216,897
Blue Owl Capital, Inc. , Class A ................ 187,475 2,557,159
Carlyle Group, Inc. (The) .................... 77,255 4,541,049
Cboe Global Markets, Inc. ................... 31,151 8,256,884
Charles Schwab Corp. (The) ................. 496,178 51,562,818
CME Group, Inc. , Class A ................... 107,244 30,999,951
Coinbase Global, Inc. , Class A
(b)
............... 67,780 13,199,477
Evercore, Inc. , Class A ..................... 11,396 4,025,865
FactSet Research Systems, Inc. ............... 11,219 2,853,665
Franklin Resources, Inc. .................... 95,607 2,545,058
Galaxy Digital, Inc. , Class A
(b) (c)
................ 56,499 1,596,662
Goldman Sachs Group, Inc. (The) ............. 89,079 83,325,387
Hamilton Lane, Inc. , Class A ................. 11,971 1,690,784
Houlihan Lokey, Inc. , Class A ................. 15,905 2,677,130
Interactive Brokers Group, Inc. , Class A .......... 131,954 9,880,715
Intercontinental Exchange, Inc. ............... 169,804 29,508,539
Invesco Ltd. ............................ 132,910 3,627,114
Janus Henderson Group PLC ................ 38,717 1,863,449
Security Shares Value
a
Capital Markets (continued)
Jefferies Financial Group, Inc. ................ 49,620 $ 3,035,752
KKR & Co., Inc. .......................... 203,983 23,307,098
Lazard, Inc. , Class A ....................... 34,615 1,859,518
LPL Financial Holdings, Inc. .................. 23,744 8,654,688
MarketAxess Holdings, Inc. .................. 10,596 1,793,161
Moody's Corp. ........................... 45,613 23,516,238
Morgan Stanley .......................... 359,108 65,644,942
Morningstar, Inc. ......................... 7,534 1,522,546
MSCI, Inc. , Class A ....................... 22,361 13,622,768
Nasdaq, Inc. ............................ 133,652 12,949,542
Northern Trust Corp. ....................... 56,561 8,451,910
Raymond James Financial, Inc. ............... 52,681 8,737,671
Robinhood Markets, Inc. , Class A
(b)
............. 233,181 23,196,846
S&P Global, Inc. ......................... 91,998 48,555,624
SEI Investments Co. ....................... 27,226 2,391,804
State Street Corp. ........................ 83,652 10,946,701
Stifel Financial Corp. ...................... 30,809 3,798,750
T Rowe Price Group, Inc. ................... 65,347 6,905,871
TPG, Inc. , Class A ........................ 37,995 2,238,285
Tradeweb Markets, Inc. , Class A ............... 34,559 3,561,996
Virtu Financial, Inc. , Class A .................. 25,194 1,045,803
660,979,375
a
Consumer Finance  —  6 .0%
Ally Financial, Inc. ........................ 84,513 3,573,210
American Express Co. ..................... 159,438 56,149,280
Capital One Financial Corp. .................. 188,636 41,298,079
Credit Acceptance Corp.
(b) (c)
.................. 1,898 945,660
FirstCash Holdings, Inc. .................... 11,588 1,975,754
OneMain Holdings, Inc. , Class A ............... 36,183 2,371,434
SLM Corp. ............................. 62,299 1,691,418
SoFi Technologies, Inc.
(b)
.................... 372,449 8,495,562
Synchrony Financial ....................... 107,935 7,839,319
124,339,716
a
Financial Services  —  28 .6%
Apollo Global Management, Inc. ............... 138,598 18,646,975
Berkshire Hathaway, Inc. , Class B
(b)
............ 544,791 261,788,419
Equitable Holdings, Inc. .................... 79,997 3,711,861
Essent Group Ltd. ........................ 29,577 1,860,985
Mastercard, Inc. , Class A .................... 243,603 131,250,860
MGIC Investment Corp. .................... 68,726 1,850,104
Radian Group, Inc. ........................ 40,852 1,344,031
Rocket Companies, Inc. , Class A .............. 287,674 5,157,995
UWM Holdings Corp. , Class A ................ 74,095 363,806
Visa, Inc. , Class A ........................ 501,423 161,372,964
Voya Financial, Inc. ....................... 29,366 2,251,198
589,599,198
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,493,187,848 ) ............................... 2,059,304,229

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (d) (e)
..................... 2,526,422 $ 2,527,686
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (d)
............................ 4,055,118 4,055,118
a
Total Short-Term Securities — 0.3%
(Cost: $ 6,582,686 ) .................................. 6,582,804
Total Investments — 100.2%
(Cost: $ 1,499,770,534 ) ............................... 2,065,887,033
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (3,198,234)
Net Assets — 100.0% ................................. $ 2,062,688,799
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 5,461,807  $ —  $ (2,934,482)
(a)
$ 650  $ (289) $ 2,527,686  2,526,422  $ 33,394
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,805,423  249,695
(a)
—  —  —  4,055,118  4,055,118  95,583  —
BlackRock, Inc. ... 35,992,588  6,756,993  (3,034,684) 631,320  7,601,481  47,947,698  42,851  623,929  —
$ —  $ 631,970  $ 7,601,192
$ 54,530,502
$ 752,906  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 19 03/20/26 $ 3,135 $ (109,262)

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,059,304,229  $ —  $ —  $ 2,059,304,229
Short-Term Securities
Money Market Funds ...................................... 6,582,804  —  —  6,582,804
$ 2,065,887,033  $ —  $ —  $ 2,065,887,033
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (109,262) $ —  $ —  $ (109,262)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.